CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation expenses	$ 83.4	$ 120.3	$ 370.0
Cost of revenues
Share-based compensation expenses	0.5	0.2	0.2
Product development
Share-based compensation expenses	16.6	9.6	20.9
Sales, general and administrative
Share-based compensation expenses	$ 66.1	$ 44.7	$ 7.7